Convertible Notes	6 Months Ended
Jun. 30, 2023
Convertible Debt [Abstract]
Convertible Notes

Note 12 — Convertible Notes

On August 7, 2021, the Company entered into an amendment (the “Closing Statement”) to the securities purchase agreement initially entered into with YA on April 9, 2021 (the “Purchase Agreement”). Pursuant to the Purchase Agreement, YA agreed to purchase convertible notes (the “Notes”) in the aggregate principal amount of US$7,000,000 (the “Principal”), which shall be convertible into the Company’s ordinary shares par value $0.00166667 (split-adjusted 0.4) per share, and a warrant (the “Warrant”) to purchase 571,429 Ordinary Shares (split-adjusted 2,381), for gross proceeds of approximately US$6,790,000. The first closing of the offer and sale of the first Note (the “First Note”) in the principal amount of $4,000,000 was completed on April 9, 2021. Pursuant to the Closing Statement, the Company and YA agreed that, among other thing, (i) the Principal shall be increased to US$8,000,000; (ii) the principal amount of the second Note (the “Second Note”) is reduced from $3,000,000 to $2,000,000; the closing of the second Note in the principal amount of $2,000,000 was completed on August 9, 2021. (iii) the number of ordinary shares to be issued pursuant to the Warrant shall be increased from 571,429 (split-adjusted 2,381) to 653,061 (split-adjusted 2,721); and (iv) promptly after the Securities and Exchange Commission (the “SEC”) declares effective a registration statement to be filed by the Company pursuant to a registration rights agreement (the “Registration Rights Agreement”), YA agrees to purchase the third Note (the “Third Note”) in the principal amount of $2,000,000, which shall have identical terms as those of the Second Note. Except as expressly amended by the Closing Statement, the Second Note has essentially identical terms to the First Note.

On September 1, 2022, the Company entered into a securities purchase agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company issued the Investor an unsecured promissory note on September 1, 2022 in the original principal amount of $8,640,000 (the “Note”), convertible into ordinary shares, par value $0.00166667 (split-adjusted 0.4) per share, of the Company, for $8,000,000 in gross proceeds. The transaction contemplated by the Purchase Agreement closed on September 1, 2022. The Note bears interest at a rate of 6% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $640,000 along with $20,000 for Streeterville’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment.

Conversion of convertible notes

For the year ended December 31, 2022, YA delivered conversion notice for convertible notes in an aggregate of principle of $2,000,000 to the Company and the Company issued an aggregate of 5,929,838 (split-adjusted 24,708) ordinary shares, par value $0.00166667 (split-adjusted 0.4) per share, of the Company, to YA. The fair value of the conversion note was assessed at $2,261,270 upon conversion based on the binomial model assessed by the independent valuation firm.

The Company has elected to recognize the convertible note at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Company engaged third party valuation firm to perform the valuation of convertible note. The fair value of the convertible note is calculated using the binomial tree model based on probability of remaining as straight debt using discounted cash flow with the following assumptions

February 9, 2022-May 25, 2022
Risk-free interest rate	0.53-0.91%
Expected life	0.20-0.48 year
Discount rate	9.33-11.22%
Expected volatility	80.48-143.72%
Expected dividend yield	0%
Fair value	$2,261,270

For the year ended December 31, 2022, Streeterville delivered conversion notice for convertible notes in an aggregate of principle of $1,250,310 to the Company and the Company issued an aggregate of 13,981,758 (split-adjusted 58,257) ordinary shares, par value $0.00166667 (split-adjusted 0.4) per share, of the Company, to Streeterville. The fair value of the conversion note was assessed at $1,534,654 upon conversion based on the binomial model assessed by the independent valuation firm.

November 8, 2022-December 24, 2022
Risk-free interest rate	4.66-4.72%
Expected life	0.70-0.83 year
Discount rate	11.37-11.72%
Expected volatility	99.91-103.93%
Expected dividend yield	0%
Fair value	$1,534,654

For the six months ended June 30, 2023, Streeterville delivered conversion notice for convertible notes in an aggregate of principle of $2,427,582 to the Company and the Company issued an aggregate of 26,849,931 (split-adjusted 111,875) ordinary shares, par value $0.00166667 (split-adjusted 0.4) per share, of the Company, to Streeterville. The fair value of the conversion note was assessed at $3,128,452 upon conversion based on the binomial model assessed by the independent valuation firm.

January 10, 2023-February 3, 2023
Risk-free interest rate	4.75-4.81%
Expected life	0.59-0.65 year
Discount rate	10.96-11.37%
Expected volatility	109.85-113.95%
Expected dividend yield	0%
Fair value	$3,128,452

The convertible notes are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value. Significant inputs used in developing the fair value of the convertible notes include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion.

For the six months ended June 30, 2023 and 2022, the Company recognized a loss of change in fair value of convertible note of $530,501 and a gain of change in fair value of convertible note of $11,658, respectively. Interest expense recognized for these convertible notes for the six months ended June 30, 2023 and 2022, were $157,607 and $35,731, respectively.